Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores and current ratings has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:        http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$34,031,049,760

Weighted average maturity of Outstanding Covered Bonds (months)				43.74
Weighted average remaining term of Loans in Cover Pool (months)				27.58

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$32,689,587,164	A (i)	$35,149,991,222
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$32,689,587,164
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$485,729,596
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$32,203,857,568

Valuation Calculation

Trading Value of Covered Bonds	$22,689,587,053

A = lesser of (i) Present Value of outstanding loan balance of	$35,254,820,215	A (i)	$35,254,820,215
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$61,373,720,406
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$35,254,820,215

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,243,723,755
Demand Loan	$12,860,561,795
Total	$35,104,285,550

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
February 28, 2014	$72,568	0.00%

Cover Pool Flow of Funds

	28-Feb-2014		31-Jan-2014
Cash Inflows
Principal Receipts	$454,755,270		$497,886,897
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$88,034,969		$99,331,771
Swap receipts	$76,487,481	(1)	$85,951,824	(2)
Cash Outflows
Swap payment	($88,034,969)	(1)	($99,331,771)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($76,334,506)	(1)	($85,779,921)	(2)
Intercompany Loan principal	($454,755,270)	(1)	($497,886,897)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$152,975		$171,904

(1) Cash settlement to occur on March 17, 2014
(2) Cash settlement occurred on February 18, 2014

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$35,599,075,348
Current Month Ending Balance	$35,144,247,511
Number of Mortgages in Pool	233,445
Average Mortgage Size	$150,546
Number of Properties	193,950
Number of Borrowers	185,390

Weighted Average LTV - Authorized	68.59%
Weighted Average LTV - Drawn	62.47%
Weighted Average LTV - Original Authorized	72.71%
Weighted Average Mortgage Rate	3.09%
Weighted Average Seasoning (Months)	27.06
Weighted Average Original Term (Months)	54.64
Weighted Average Remaining Term (Months)	27.58

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	233,114	99.86	$35,086,804,033	99.84
30 to 59 days past due	158	0.07	$28,395,081	0.08
60 to 89 days past due	69	0.03	$13,663,137	0.04
90 or more days past due	104	0.04	$15,385,259	0.04
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	28,181	12.07	$4,842,821,040	13.78
British Columbia	43,261	18.53	$8,526,779,351	24.26
Manitoba	8,563	3.67	$925,620,446	2.63
New Brunswick	3,895	1.67	$318,904,155	0.91
Newfoundland	2,728	1.17	$298,002,868	0.85
Northwest Territories	76	0.03	$12,038,228	0.03
Nova Scotia	7,096	3.04	$678,347,552	1.93
Nunavut	3	0.00	$208,926	0.00
Ontario	93,901	40.22	$14,597,450,839	41.54
Prince Edward Island	800	0.34	$69,427,878	0.20
Quebec	37,584	16.10	$3,945,609,281	11.23
Saskatchewan	7,163	3.07	$893,956,477	2.54
Yukon	194	0.08	$35,080,469	0.10
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	165	0.07	$21,963,066	0.06
499 and below	519	0.22	$77,524,545	0.22
500 - 539	341	0.15	$54,462,719	0.15
540 - 559	362	0.16	$59,576,857	0.17
560 - 579	609	0.26	$98,843,589	0.28
580 - 599	1,078	0.46	$177,314,309	0.50
600 - 619	1,838	0.79	$311,680,961	0.89
620 - 639	3,348	1.43	$563,296,276	1.60
640 - 659	5,616	2.41	$928,514,089	2.64
660 - 679	8,232	3.53	$1,347,022,604	3.83
680 - 699	11,358	4.87	$1,838,094,873	5.23
700 - 719	13,619	5.83	$2,214,355,919	6.30
720 - 739	15,436	6.61	$2,464,705,487	7.01
740 - 759	16,207	6.94	$2,583,722,377	7.35
760 - 779	17,658	7.56	$2,824,680,823	8.04
780 - 799	19,791	8.48	$3,106,799,132	8.84
800 and above	117,268	50.23	$16,471,689,884	46.87
Total	233,445	100.00	$35,144,247,511	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	161,340	69.11	$23,305,551,897	66.31
Variable	72,105	30.89	$11,838,695,614	33.69
Total	233,445	100.00	$35,144,247,511	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	90,560	38.79	$16,149,286,894	45.95
Homeline Mortgage Segment	142,885	61.21	$18,994,960,617	54.05
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	24,692	10.58	$3,927,944,229	11.18
Owner Occupied	208,753	89.42	$31,216,303,281	88.82
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	73	0.03	$16,944,525	0.05
2.0000% - 2.4999%	35,053	15.02	$6,422,487,135	18.27
2.5000% - 2.9999%	79,780	34.18	$12,853,041,291	36.57
3.0000% - 3.4999%	46,391	19.87	$6,649,878,654	18.92
3.5000% - 3.9999%	49,489	21.20	$6,789,418,348	19.32
4.0000% - 4.4999%	17,405	7.46	$1,926,142,593	5.48
4.5000% - 4.9999%	1,855	0.79	$179,700,169	0.51
5.0000% - 5.4999%	1,103	0.47	$108,685,380	0.31
5.5000% - 5.9999%	1,166	0.50	$103,293,127	0.29
6.0000% - 6.4999%	1,104	0.47	$92,772,653	0.26
6.5000% - 6.9999%	20	0.01	$1,530,218	0.00
7.0000% and above	6	0.00	$353,420	0.00
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	32,550	13.94	$4,439,338,167	12.63
12.00 - 23.99	69,218	29.65	$10,039,889,800	28.57
24.00 - 35.99	69,171	29.63	$10,606,454,062	30.18
36.00 - 47.99	34,873	14.94	$5,535,989,038	15.75
48.00 - 59.99	24,711	10.59	$4,146,742,392	11.80
60.00 - 71.99	2,409	1.03	$313,768,410	0.89
72.00 - 83.99	333	0.14	$35,849,587	0.10
84.00 and above	180	0.08	$26,216,054	0.07
Total	233,445	100.00	$35,144,247,511	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	102,161	43.76	$5,247,950,742	14.93
100,000 - 149,999	41,570	17.81	$5,171,103,480	14.71
150,000 - 199,999	31,097	13.32	$5,399,644,678	15.36
200,000 - 249,999	20,646	8.84	$4,616,024,524	13.13
250,000 - 299,999	13,709	5.87	$3,743,421,579	10.65
300,000 - 349,999	8,365	3.58	$2,703,188,865	7.69
350,000 - 399,999	5,138	2.20	$1,917,426,115	5.46
400,000 - 449,999	3,218	1.38	$1,361,974,730	3.88
450,000 - 499,999	2,135	0.91	$1,009,425,169	2.87
500,000 - 549,999	1,378	0.59	$720,856,708	2.05
550,000 - 599,999	990	0.42	$567,606,019	1.62
600,000 - 649,999	637	0.27	$397,673,902	1.13
650,000 - 699,999	511	0.22	$344,205,165	0.98
700,000 - 749,999	339	0.15	$245,430,309	0.70
750,000 - 799,999	235	0.10	$181,725,184	0.52
800,000 - 849,999	194	0.08	$160,021,452	0.46
850,000 - 899,999	153	0.07	$133,830,646	0.38
900,000 - 949,999	168	0.07	$155,519,369	0.44
950,000 - 999,999	124	0.05	$120,784,950	0.34
1,000,000 and above	677	0.29	$946,433,924	2.69
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	26,571	11.38	$3,867,550,556	11.00
Detached	176,338	75.54	$26,638,321,806	75.80
Duplex	4,836	2.07	$706,650,553	2.01
Fourplex	1,222	0.52	$238,095,279	0.68
Other	1,018	0.44	$150,839,530	0.43
Row (Townhouse)	11,974	5.13	$1,810,163,070	5.15
Semi-detached	10,198	4.37	$1,520,558,070	4.33
Triplex	1,288	0.55	$212,068,646	0.60
Total	233,445	100.00	$35,144,247,511	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,390	5.36	$345,704,919	0.98
20.01 - 25.00	3,515	1.81	$239,192,174	0.68
25.01 - 30.00	3,981	2.05	$332,539,209	0.95
30.01 - 35.00	4,466	2.30	$442,958,576	1.26
35.01 - 40.00	5,438	2.80	$661,784,322	1.88
40.01 - 45.00	6,029	3.11	$783,344,714	2.23
45.01 - 50.00	8,085	4.17	$1,207,862,252	3.44
50.01 - 55.00	8,449	4.36	$1,407,110,333	4.00
55.01 - 60.00	10,779	5.56	$1,967,259,363	5.60
60.01 - 65.00	15,166	7.82	$3,218,050,940	9.16
65.01 - 70.00	14,465	7.46	$3,225,540,654	9.18
70.01 - 75.00	31,450	16.22	$5,899,425,766	16.79
75.01 - 80.00	71,639	36.94	$15,392,557,481	43.80
> 80.00 or Not Available*	98	0.05	$20,916,807	0.06
Total	193,950	100.00	$35,144,247,511	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,531	8.01	$616,442,074	1.75
20.01 - 25.00	6,033	3.11	$462,408,483	1.32
25.01 - 30.00	6,918	3.57	$646,346,692	1.84
30.01 - 35.00	7,651	3.94	$836,446,833	2.38
35.01 - 40.00	8,824	4.55	$1,152,683,923	3.28
40.01 - 45.00	9,863	5.09	$1,386,181,333	3.94
45.01 - 50.00	11,767	6.07	$1,895,486,684	5.39
50.01 - 55.00	13,022	6.71	$2,255,808,316	6.42
55.01 - 60.00	15,221	7.85	$2,923,088,520	8.32
60.01 - 65.00	17,474	9.01	$3,809,501,602	10.84
65.01 - 70.00	19,015	9.80	$4,298,375,007	12.23
70.01 - 75.00	27,763	14.31	$6,398,544,634	18.21
75.01 - 80.00	34,698	17.89	$8,425,758,157	23.97
> 80.00 or Not Available*	170	0.09	$37,175,252	0.11
Total	193,950	100.00	$35,144,247,511	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$69,679,206	$0	$0	$7,527	$69,686,733
	20.01 - 25.00	$51,966,447	$0	$0	$0	$51,966,447
	25.01 - 30.00	$78,039,927	$0	$0	$0	$78,039,927
	30.01 - 35.00	$108,814,622	$0	$0	$0	$108,814,622
	35.01 - 40.00	$154,951,426	$0	$0	$0	$154,951,426
	40.01 - 45.00	$176,675,361	$0	$0	$173,815	$176,849,176
	45.01 - 50.00	$249,386,958	$502,145	$0	$0	$249,889,103
	50.01 - 55.00	$316,871,930	$238,237	$27,647	$234,781	$317,372,596
	55.01 - 60.00	$382,357,820	$0	$0	$0	$382,357,820
	60.01 - 65.00	$489,564,261	$606,871	$0	$0	$490,171,133
	65.01 - 70.00	$587,866,132	$0	$0	$1,226,995	$589,093,127
	70.01 - 75.00	$944,261,586	$1,257,815	$355,504	$0	$945,874,905
	75.01 - 80.00	$1,220,171,680	$1,102,019	$354,373	$1,139,540	$1,222,767,613
	> 80.00 or Not Available*	$4,234,940	$0	$751,472	$0	$4,986,412
Total Alberta		$4,834,842,298	$3,707,088	$1,488,996	$2,782,659	$4,842,821,040

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$166,203,612	$19,655	$47,309	$0	$166,270,577
	20.01 - 25.00	$132,080,699	$0	$0	$46,596	$132,127,295
	25.01 - 30.00	$180,501,671	$828,853	$0	$0	$181,330,524
	30.01 - 35.00	$223,170,208	$0	$172,671	$71,813	$223,414,691
	35.01 - 40.00	$318,618,211	$0	$0	$0	$318,618,211
	40.01 - 45.00	$377,979,016	$45,831	$163,814	$182,626	$378,371,287
	45.01 - 50.00	$520,749,116	$254,493	$0	$132,426	$521,136,035
	50.01 - 55.00	$602,709,956	$263,826	$0	$327,369	$603,301,151
	55.01 - 60.00	$782,691,496	$1,028,131	$1,318,543	$0	$785,038,170
	60.01 - 65.00	$1,019,048,553	$1,342,026	$304,554	$545,785	$1,021,240,919
	65.01 - 70.00	$1,025,501,242	$192,672	$656,895	$941,401	$1,027,292,210
	70.01 - 75.00	$1,462,201,589	$995,488	$1,316,533	$498,536	$1,465,012,145
	75.01 - 80.00	$1,693,313,923	$1,507,924	$486,542	$1,351,128	$1,696,659,516
	> 80.00 or Not Available*	$6,390,299	$576,321	$0	$0	$6,966,620
Total British Columbia		$8,511,159,592	$7,055,219	$4,466,861	$4,097,679	$8,526,779,351

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,191,654	$0	$0	$0	$12,191,654
	20.01 - 25.00	$9,555,096	$0	$0	$0	$9,555,096
	25.01 - 30.00	$12,949,753	$0	$0	$0	$12,949,753
	30.01 - 35.00	$15,059,328	$0	$0	$0	$15,059,328
	35.01 - 40.00	$26,095,012	$0	$0	$65,441	$26,160,453
	40.01 - 45.00	$27,193,175	$0	$0	$0	$27,193,175
	45.01 - 50.00	$39,342,676	$85,124	$0	$98,939	$39,526,739
	50.01 - 55.00	$43,563,933	$0	$0	$0	$43,563,933
	55.01 - 60.00	$65,252,440	$0	$0	$0	$65,252,440
	60.01 - 65.00	$84,068,192	$400,045	$0	$0	$84,468,237
	65.01 - 70.00	$108,941,534	$0	$0	$0	$108,941,534
	70.01 - 75.00	$169,017,637	$155,096	$0	$0	$169,172,732
	75.01 - 80.00	$309,505,991	$423,247	$163,833	$167,179	$310,260,250
	> 80.00 or Not Available*	$1,325,121	$0	$0	$0	$1,325,121
Total Manitoba		$924,061,543	$1,063,511	$163,833	$331,558	$925,620,446

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$4,131,956	$0	$0	$0	$4,131,956
	20.01 - 25.00	$3,340,859	$0	$0	$0	$3,340,859
	25.01 - 30.00	$4,431,039	$0	$0	$0	$4,431,039
	30.01 - 35.00	$5,994,542	$0	$0	$0	$5,994,542
	35.01 - 40.00	$7,717,936	$0	$0	$0	$7,717,936
	40.01 - 45.00	$11,342,183	$65,783	$0	$0	$11,407,966
	45.01 - 50.00	$13,254,368	$0	$66,320	$0	$13,320,689
	50.01 - 55.00	$12,812,654	$0	$0	$0	$12,812,654
	55.01 - 60.00	$21,580,993	$0	$0	$49,786	$21,630,780
	60.01 - 65.00	$27,702,885	$153,821	$0	$0	$27,856,706
	65.01 - 70.00	$37,547,576	$0	$0	$0	$37,547,576
	70.01 - 75.00	$69,783,627	$143,781	$0	$470,842	$70,398,250
	75.01 - 80.00	$97,828,870	$0	$307,047	$61,890	$98,197,807
	> 80.00 or Not Available*	$115,396	$0	$0	$0	$115,396
Total New Brunswick		$317,584,885	$363,385	$373,367	$582,518	$318,904,155

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,386,124	$0	$0	$0	$5,386,124
	20.01 - 25.00	$3,993,571	$0	$0	$0	$3,993,571
	25.01 - 30.00	$4,193,164	$0	$0	$0	$4,193,164
	30.01 - 35.00	$6,301,243	$0	$0	$0	$6,301,243
	35.01 - 40.00	$7,425,786	$0	$0	$0	$7,425,786
	40.01 - 45.00	$8,694,267	$86,488	$0	$0	$8,780,755
	45.01 - 50.00	$12,579,442	$0	$0	$0	$12,579,442
	50.01 - 55.00	$18,692,553	$0	$0	$0	$18,692,553
	55.01 - 60.00	$18,211,602	$0	$0	$0	$18,211,602
	60.01 - 65.00	$26,199,850	$0	$0	$0	$26,199,850
	65.01 - 70.00	$35,156,661	$0	$0	$0	$35,156,661
	70.01 - 75.00	$63,101,136	$0	$0	$46,402	$63,147,538
	75.01 - 80.00	$87,128,148	$490,545	$0	$0	$87,618,693
	> 80.00 or Not Available*	$315,886	$0	$0	$0	$315,886
Total Newfoundland		$297,379,432	$577,033	$0	$46,402	$298,002,868

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$101,351	$0	$0	$0	$101,351
Territories	20.01 - 25.00	$27,621	$0	$0	$0	$27,621
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$75,055	$0	$0	$0	$75,055
	35.01 - 40.00	$46,725	$0	$0	$0	$46,725
	40.01 - 45.00	$944,713	$0	$0	$0	$944,713
	45.01 - 50.00	$1,096,160	$0	$0	$0	$1,096,160
	50.01 - 55.00	$1,958,873	$0	$0	$0	$1,958,873
	55.01 - 60.00	$499,813	$0	$0	$0	$499,813
	60.01 - 65.00	$1,345,174	$180,829	$0	$0	$1,526,004
	65.01 - 70.00	$873,020	$0	$0	$0	$873,020
	70.01 - 75.00	$2,715,587	$0	$0	$0	$2,715,587
	75.01 - 80.00	$2,173,306	$0	$0	$0	$2,173,306
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$11,857,399	$180,829	$0	$0	$12,038,228

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,386,715	$14,445	$0	$0	$11,401,160
	20.01 - 25.00	$8,497,703	$0	$13,881	$0	$8,511,584
	25.01 - 30.00	$11,072,435	$0	$0	$25,505	$11,097,939
	30.01 - 35.00	$14,241,319	$0	$0	$0	$14,241,319
	35.01 - 40.00	$21,522,662	$0	$0	$0	$21,522,662
	40.01 - 45.00	$24,631,022	$186,614	$0	$32,253	$24,849,889
	45.01 - 50.00	$31,653,300	$0	$0	$0	$31,653,300
	50.01 - 55.00	$39,335,481	$0	$0	$93,958	$39,429,439
	55.01 - 60.00	$47,279,192	$99,508	$119,363	$0	$47,498,064
	60.01 - 65.00	$65,133,717	$0	$0	$0	$65,133,717
	65.01 - 70.00	$84,834,527	$56,230	$0	$24,022	$84,914,779
	70.01 - 75.00	$130,524,192	$116,954	$0	$0	$130,641,146
	75.01 - 80.00	$185,552,053	$478,227	$103,188	$340,145	$186,473,613
	> 80.00 or Not Available*	$978,943	$0	$0	$0	$978,943
Total Nova Scotia		$676,643,261	$951,977	$236,432	$515,882	$678,347,552

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$114,187	$0	$0	$0	$114,187
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$94,739	$0	$0	$0	$94,739
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$208,926	$0	$0	$0	$208,926

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$249,326,309	$69,731	$16,069	$93,373	$249,505,481
	20.01 - 25.00	$187,044,145	$75,641	$0	$0	$187,119,786
	25.01 - 30.00	$270,774,738	$23,465	$0	$0	$270,798,203
	30.01 - 35.00	$345,419,885	$316,451	$0	$0	$345,736,335
	35.01 - 40.00	$451,735,286	$441,154	$105,889	$72,137	$452,354,466
	40.01 - 45.00	$563,648,427	$162,006	$93,619	$255,185	$564,159,237
	45.01 - 50.00	$778,674,237	$398,328	$0	$0	$779,072,565
	50.01 - 55.00	$907,997,281	$1,156,344	$344,616	$260,678	$909,758,919
	55.01 - 60.00	$1,203,135,297	$1,537,391	$660,475	$38,041	$1,205,371,204
	60.01 - 65.00	$1,581,585,911	$2,092,330	$670,482	$586,462	$1,584,935,186
	65.01 - 70.00	$1,836,818,308	$1,517,382	$553,916	$89,681	$1,838,979,287
	70.01 - 75.00	$2,675,523,164	$1,487,044	$1,393,127	$533,004	$2,678,936,338
	75.01 - 80.00	$3,508,314,221	$3,314,279	$1,961,754	$1,142,777	$3,514,733,032
	> 80.00 or Not Available*	$15,990,800	$0	$0	$0	$15,990,800
Total Ontario		$14,575,988,010	$12,591,546	$5,799,946	$3,071,338	$14,597,450,839

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$817,630	$0	$0	$0	$817,630
Island	20.01 - 25.00	$857,408	$0	$0	$0	$857,408
	25.01 - 30.00	$894,627	$0	$0	$0	$894,627
	30.01 - 35.00	$1,470,062	$0	$0	$0	$1,470,062
	35.01 - 40.00	$1,788,472	$0	$0	$0	$1,788,472
	40.01 - 45.00	$2,059,945	$0	$0	$0	$2,059,945
	45.01 - 50.00	$3,684,559	$0	$0	$0	$3,684,559
	50.01 - 55.00	$4,743,283	$0	$0	$0	$4,743,283
	55.01 - 60.00	$4,810,054	$0	$0	$0	$4,810,054
	60.01 - 65.00	$6,672,680	$0	$0	$0	$6,672,680
	65.01 - 70.00	$7,463,324	$0	$0	$0	$7,463,324
	70.01 - 75.00	$11,939,816	$0	$0	$0	$11,939,816
	75.01 - 80.00	$22,019,883	$206,134	$0	$0	$22,226,017
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Prince Edward Island		$69,221,744	$206,134	$0	$0	$69,427,878

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,282,724	$18,173	$0	$24,836	$87,325,734
	20.01 - 25.00	$58,705,139	$0	$0	$0	$58,705,139
	25.01 - 30.00	$73,704,746	$9,633	$0	$0	$73,714,379
	30.01 - 35.00	$101,194,528	$18,061	$0	$0	$101,212,589
	35.01 - 40.00	$138,023,611	$172,412	$0	$0	$138,196,024
	40.01 - 45.00	$165,379,448	$109,399	$0	$0	$165,488,847
	45.01 - 50.00	$210,337,483	$316,210	$0	$0	$210,653,693
	50.01 - 55.00	$257,963,988	$0	$0	$565,267	$258,529,255
	55.01 - 60.00	$332,509,114	$103,691	$94,215	$0	$332,707,020
	60.01 - 65.00	$416,867,240	$156,600	$219,232	$34,839	$417,277,911
	65.01 - 70.00	$453,607,463	$0	$11,417	$550,323	$454,169,203
	70.01 - 75.00	$670,322,986	$117,314	$183,884	$974,171	$671,598,355
	75.01 - 80.00	$969,791,955	$247,130	$182,701	$846,590	$971,068,376
	> 80.00 or Not Available*	$4,584,073	$0	$0	$378,684	$4,962,756
Total Quebec		$3,940,274,499	$1,268,623	$691,448	$3,374,710	$3,945,609,281

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,320,762	$488	$0	$0	$9,321,250
	20.01 - 25.00	$6,020,689	$0	$0	$0	$6,020,689
	25.01 - 30.00	$8,782,785	$6,268	$0	$0	$8,789,053
	30.01 - 35.00	$13,026,966	$0	$0	$0	$13,026,966
	35.01 - 40.00	$22,682,372	$0	$0	$0	$22,682,372
	40.01 - 45.00	$24,911,435	$0	$0	$0	$24,911,435
	45.01 - 50.00	$31,690,257	$0	$0	$214,971	$31,905,228
	50.01 - 55.00	$43,680,557	$50,045	$0	$0	$43,730,602
	55.01 - 60.00	$57,213,607	$0	$23,181	$0	$57,236,788
	60.01 - 65.00	$81,387,599	$0	$0	$0	$81,387,599
	65.01 - 70.00	$109,715,068	$372,934	$0	$0	$110,088,001
	70.01 - 75.00	$180,697,602	$0	$0	$367,541	$181,065,143
	75.01 - 80.00	$302,000,389	$0	$419,073	$0	$302,419,462
	> 80.00 or Not Available*	$1,371,888	$0	$0	$0	$1,371,888
Total Saskatchewan		$892,501,976	$429,735	$442,253	$582,513	$893,956,477

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$302,425	$0	$0	$0	$302,425
	20.01 - 25.00	$68,800	$0	$0	$0	$68,800
	25.01 - 30.00	$108,086	$0	$0	$0	$108,086
	30.01 - 35.00	$1,100,081	$0	$0	$0	$1,100,081
	35.01 - 40.00	$1,219,391	$0	$0	$0	$1,219,391
	40.01 - 45.00	$1,070,170	$0	$0	$0	$1,070,170
	45.01 - 50.00	$969,172	$0	$0	$0	$969,172
	50.01 - 55.00	$1,915,057	$0	$0	$0	$1,915,057
	55.01 - 60.00	$2,474,766	$0	$0	$0	$2,474,766
	60.01 - 65.00	$2,631,660	$0	$0	$0	$2,631,660
	65.01 - 70.00	$3,856,284	$0	$0	$0	$3,856,284
	70.01 - 75.00	$8,042,678	$0	$0	$0	$8,042,678
	75.01 - 80.00	$11,160,472	$0	$0	$0	$11,160,472
	> 80.00 or Not Available*	$161,428	$0	$0	$0	$161,428
Total Yukon		$35,080,469	$0	$0	$0	$35,080,469

Grand Total		$35,086,804,033	$28,395,081	$13,663,137	$15,385,259	$35,144,247,511

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.20	0.00	0.00	0.00	0.20
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.22	0.00	0.00	0.00	0.22
	30.01 - 35.00	0.31	0.00	0.00	0.00	0.31
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.50	0.00	0.00	0.00	0.50
	45.01 - 50.00	0.71	0.00	0.00	0.00	0.71
	50.01 - 55.00	0.90	0.00	0.00	0.00	0.90
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.09
	60.01 - 65.00	1.39	0.00	0.00	0.00	1.39
	65.01 - 70.00	1.67	0.00	0.00	0.00	1.68
	70.01 - 75.00	2.69	0.00	0.00	0.00	2.69
	75.01 - 80.00	3.47	0.00	0.00	0.00	3.48
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.76	0.01	0.00	0.01	13.78

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.47	0.00	0.00	0.00	0.47
	20.01 - 25.00	0.38	0.00	0.00	0.00	0.38
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.52
	30.01 - 35.00	0.64	0.00	0.00	0.00	0.64
	35.01 - 40.00	0.91	0.00	0.00	0.00	0.91
	40.01 - 45.00	1.08	0.00	0.00	0.00	1.08
	45.01 - 50.00	1.48	0.00	0.00	0.00	1.48
	50.01 - 55.00	1.71	0.00	0.00	0.00	1.72
	55.01 - 60.00	2.23	0.00	0.00	0.00	2.23
	60.01 - 65.00	2.90	0.00	0.00	0.00	2.91
	65.01 - 70.00	2.92	0.00	0.00	0.00	2.92
	70.01 - 75.00	4.16	0.00	0.00	0.00	4.17
	75.01 - 80.00	4.82	0.00	0.00	0.00	4.83
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total British Columbia		24.22	0.02	0.01	0.01	24.26

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.48	0.00	0.00	0.00	0.48
	75.01 - 80.00	0.88	0.00	0.00	0.00	0.88
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.63	0.00	0.00	0.00	2.63

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.28	0.00	0.00	0.00	0.28
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.90	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.37	0.00	0.00	0.00	0.37
	75.01 - 80.00	0.53	0.00	0.00	0.00	0.53
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.71	0.00	0.00	0.00	0.71
	20.01 - 25.00	0.53	0.00	0.00	0.00	0.53
	25.01 - 30.00	0.77	0.00	0.00	0.00	0.77
	30.01 - 35.00	0.98	0.00	0.00	0.00	0.98
	35.01 - 40.00	1.29	0.00	0.00	0.00	1.29
	40.01 - 45.00	1.60	0.00	0.00	0.00	1.61
	45.01 - 50.00	2.22	0.00	0.00	0.00	2.22
	50.01 - 55.00	2.58	0.00	0.00	0.00	2.59
	55.01 - 60.00	3.42	0.00	0.00	0.00	3.43
	60.01 - 65.00	4.50	0.01	0.00	0.00	4.51
	65.01 - 70.00	5.23	0.00	0.00	0.00	5.23
	70.01 - 75.00	7.61	0.00	0.00	0.00	7.62
	75.01 - 80.00	9.98	0.01	0.01	0.00	10.00
	> 80.00 or Not Available*	0.05	0.00	0.00	0.00	0.05
Total Ontario		41.47	0.04	0.02	0.01	41.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.17	0.00	0.00	0.00	0.17
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.29	0.00	0.00	0.00	0.29
	35.01 - 40.00	0.39	0.00	0.00	0.00	0.39
	40.01 - 45.00	0.47	0.00	0.00	0.00	0.47
	45.01 - 50.00	0.60	0.00	0.00	0.00	0.60
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.95	0.00	0.00	0.00	0.95
	60.01 - 65.00	1.19	0.00	0.00	0.00	1.19
	65.01 - 70.00	1.29	0.00	0.00	0.00	1.29
	70.01 - 75.00	1.91	0.00	0.00	0.00	1.91
	75.01 - 80.00	2.76	0.00	0.00	0.00	2.76
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.21	0.00	0.00	0.01	11.23

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.51	0.00	0.00	0.00	0.52
	75.01 - 80.00	0.86	0.00	0.00	0.00	0.86
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.54	0.00	0.00	0.00	2.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.84	0.08	0.04	0.04	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,510,327	0.00
	499 and below	$2,667,206	0.01
	500 - 539	$419,586	0.00
	540 - 559	$260,791	0.00
	560 - 579	$380,259	0.00
	580 - 599	$1,325,998	0.00
	600 - 619	$1,482,763	0.00
	620 - 639	$1,716,618	0.00
	640 - 659	$4,004,939	0.01
	660 - 679	$7,971,178	0.02
	680 - 699	$10,502,043	0.03
	700 - 719	$16,558,781	0.05
	720 - 739	$22,236,096	0.06
	740 - 759	$22,848,765	0.07
	760 - 779	$33,245,209	0.09
	780 - 799	$44,355,889	0.13
	800 and above	$444,955,626	1.27
Total		$616,442,074	1.75

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$450,002	0.00
	499 and below	$1,081,604	0.00
	500 - 539	$87,598	0.00
	540 - 559	$138,857	0.00
	560 - 579	$153,164	0.00
	580 - 599	$602,515	0.00
	600 - 619	$1,658,017	0.00
	620 - 639	$2,614,837	0.01
	640 - 659	$3,346,849	0.01
	660 - 679	$6,046,001	0.02
	680 - 699	$10,146,176	0.03
	700 - 719	$16,812,209	0.05
	720 - 739	$18,162,085	0.05
	740 - 759	$21,156,744	0.06
	760 - 779	$26,763,213	0.08
	780 - 799	$34,932,361	0.10
	800 and above	$318,256,252	0.91
Total		$462,408,483	1.32

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,082,463	0.00
	499 and below	$1,983,969	0.01
	500 - 539	$193,304	0.00
	540 - 559	$310,792	0.00
	560 - 579	$499,766	0.00
	580 - 599	$1,162,246	0.00
	600 - 619	$1,679,874	0.00
	620 - 639	$3,047,761	0.01
	640 - 659	$5,349,878	0.02
	660 - 679	$8,308,171	0.02
	680 - 699	$14,850,752	0.04
	700 - 719	$18,315,617	0.05
	720 - 739	$27,963,370	0.08
	740 - 759	$30,988,459	0.09
	760 - 779	$41,552,257	0.12
	780 - 799	$49,072,554	0.14
	800 and above	$439,985,459	1.25
Total		$646,346,692	1.84

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,058,089	0.00
	499 and below	$2,220,861	0.01
	500 - 539	$461,147	0.00
	540 - 559	$491,804	0.00
	560 - 579	$392,164	0.00
	580 - 599	$875,441	0.00
	600 - 619	$2,223,621	0.01
	620 - 639	$6,606,524	0.02
	640 - 659	$7,070,732	0.02
	660 - 679	$14,626,794	0.04
	680 - 699	$18,485,283	0.05
	700 - 719	$29,780,123	0.08
	720 - 739	$38,763,776	0.11
	740 - 759	$40,938,655	0.12
	760 - 779	$51,035,619	0.15
	780 - 799	$66,589,603	0.19
	800 and above	$554,826,597	1.58
Total		$836,446,833	2.38

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,079,863	0.01
	499 and below	$2,940,913	0.01
	500 - 539	$378,520	0.00
	540 - 559	$447,760	0.00
	560 - 579	$789,572	0.00
	580 - 599	$2,425,527	0.01
	600 - 619	$4,503,435	0.01
	620 - 639	$6,369,244	0.02
	640 - 659	$11,895,250	0.03
	660 - 679	$22,235,203	0.06
	680 - 699	$28,697,367	0.08
	700 - 719	$46,611,458	0.13
	720 - 739	$55,043,600	0.16
	740 - 759	$62,324,324	0.18
	760 - 779	$72,000,357	0.20
	780 - 799	$87,190,717	0.25
	800 and above	$746,750,813	2.12
Total		$1,152,683,923	3.28

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,274,663	0.00
	499 and below	$4,131,416	0.01
	500 - 539	$1,062,900	0.00
	540 - 559	$1,830,499	0.01
	560 - 579	$2,310,814	0.01
	580 - 599	$1,305,131	0.00
	600 - 619	$4,267,506	0.01
	620 - 639	$9,276,928	0.03
	640 - 659	$19,054,973	0.05
	660 - 679	$28,817,549	0.08
	680 - 699	$42,848,354	0.12
	700 - 719	$57,601,888	0.16
	720 - 739	$63,802,942	0.18
	740 - 759	$65,984,913	0.19
	760 - 779	$86,395,440	0.25
	780 - 799	$117,015,447	0.33
	800 and above	$879,199,969	2.50
Total		$1,386,181,333	3.94

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,264,814	0.01
	499 and below	$5,621,390	0.02
	500 - 539	$2,973,696	0.01
	540 - 559	$1,890,783	0.01
	560 - 579	$4,987,867	0.01
	580 - 599	$6,653,824	0.02
	600 - 619	$10,415,857	0.03
	620 - 639	$14,794,044	0.04
	640 - 659	$29,635,023	0.08
	660 - 679	$44,322,480	0.13
	680 - 699	$64,808,701	0.18
	700 - 719	$82,832,820	0.24
	720 - 739	$93,481,791	0.27
	740 - 759	$111,725,925	0.32
	760 - 779	$128,100,046	0.36
	780 - 799	$161,708,872	0.46
	800 and above	$1,128,268,751	3.21
Total		$1,895,486,684	5.39

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,662,411	0.00
	499 and below	$4,364,815	0.01
	500 - 539	$2,110,362	0.01
	540 - 559	$4,417,443	0.01
	560 - 579	$4,859,227	0.01
	580 - 599	$8,812,072	0.03
	600 - 619	$14,405,046	0.04
	620 - 639	$22,484,362	0.06
	640 - 659	$30,770,931	0.09
	660 - 679	$53,101,507	0.15
	680 - 699	$71,253,129	0.20
	700 - 719	$105,548,225	0.30
	720 - 739	$125,602,969	0.36
	740 - 759	$135,204,610	0.38
	760 - 779	$159,287,889	0.45
	780 - 799	$193,775,169	0.55
	800 and above	$1,318,148,152	3.75
Total		$2,255,808,316	6.42

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,254,790	0.01
	499 and below	$6,187,456	0.02
	500 - 539	$4,976,519	0.01
	540 - 559	$1,623,267	0.00
	560 - 579	$8,018,504	0.02
	580 - 599	$9,925,313	0.03
	600 - 619	$16,247,768	0.05
	620 - 639	$31,946,852	0.09
	640 - 659	$61,289,853	0.17
	660 - 679	$74,839,374	0.21
	680 - 699	$113,224,578	0.32
	700 - 719	$135,871,597	0.39
	720 - 739	$186,448,284	0.53
	740 - 759	$193,989,334	0.55
	760 - 779	$235,839,824	0.67
	780 - 799	$263,674,865	0.75
	800 and above	$1,576,730,343	4.49
Total		$2,923,088,520	8.32

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,428,388	0.01
	499 and below	$12,062,853	0.03
	500 - 539	$4,255,579	0.01
	540 - 559	$5,576,471	0.02
	560 - 579	$6,711,382	0.02
	580 - 599	$21,138,656	0.06
	600 - 619	$28,248,989	0.08
	620 - 639	$61,907,917	0.18
	640 - 659	$86,499,444	0.25
	660 - 679	$121,067,947	0.34
	680 - 699	$195,494,194	0.56
	700 - 719	$218,330,599	0.62
	720 - 739	$253,302,068	0.72
	740 - 759	$261,699,908	0.74
	760 - 779	$311,778,369	0.89
	780 - 799	$366,896,813	1.04
	800 and above	$1,852,102,024	5.27
Total		$3,809,501,602	10.84

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,264,343	0.00
	499 and below	$6,268,214	0.02
	500 - 539	$5,749,216	0.02
	540 - 559	$6,744,680	0.02
	560 - 579	$12,555,866	0.04
	580 - 599	$19,151,269	0.05
	600 - 619	$31,422,622	0.09
	620 - 639	$56,240,762	0.16
	640 - 659	$96,285,854	0.27
	660 - 679	$154,228,920	0.44
	680 - 699	$215,911,051	0.61
	700 - 719	$250,990,123	0.71
	720 - 739	$292,211,956	0.83
	740 - 759	$324,704,922	0.92
	760 - 779	$362,233,648	1.03
	780 - 799	$390,283,635	1.11
	800 and above	$2,072,127,924	5.90
Total		$4,298,375,007	12.23

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,894,139	0.01
	499 and below	$14,664,920	0.04
	500 - 539	$11,930,749	0.03
	540 - 559	$11,929,816	0.03
	560 - 579	$18,995,762	0.05
	580 - 599	$34,858,674	0.10
	600 - 619	$64,495,377	0.18
	620 - 639	$116,584,280	0.33
	640 - 659	$177,307,964	0.50
	660 - 679	$266,995,439	0.76
	680 - 699	$362,624,012	1.03
	700 - 719	$427,316,041	1.22
	720 - 739	$465,672,600	1.33
	740 - 759	$516,384,283	1.47
	760 - 779	$548,062,062	1.56
	780 - 799	$577,457,976	1.64
	800 and above	$2,781,370,540	7.91
Total		$6,398,544,634	18.21

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,738,775	0.00
	499 and below	$13,328,928	0.04
	500 - 539	$18,550,845	0.05
	540 - 559	$23,014,769	0.07
	560 - 579	$37,907,913	0.11
	580 - 599	$67,693,116	0.19
	600 - 619	$129,058,684	0.37
	620 - 639	$228,929,082	0.65
	640 - 659	$394,420,165	1.12
	660 - 679	$540,230,587	1.54
	680 - 699	$685,489,816	1.95
	700 - 719	$802,320,934	2.28
	720 - 739	$819,847,702	2.33
	740 - 759	$791,674,872	2.25
	760 - 779	$766,433,232	2.18
	780 - 799	$751,881,240	2.14
	800 and above	$2,353,237,500	6.70
Total		$8,425,758,157	23.97

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$1,312,697	0.00
	540 - 559	$899,125	0.00
	560 - 579	$281,329	0.00
	580 - 599	$1,384,527	0.00
	600 - 619	$1,571,401	0.00
	620 - 639	$777,067	0.00
	640 - 659	$1,582,235	0.00
	660 - 679	$4,231,453	0.01
	680 - 699	$3,759,417	0.01
	700 - 719	$5,465,506	0.02
	720 - 739	$2,166,247	0.01
	740 - 759	$4,096,663	0.01
	760 - 779	$1,953,658	0.01
	780 - 799	$1,963,992	0.01
	800 and above	$5,729,936	0.02
Total		$37,175,252	0.11

Grand Total		$35,144,247,511	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2014	Page 20 of 20